Schedule of Investments (unaudited)	iShares® India 50 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.0%
Bajaj Auto Ltd.	67,560	$3,871,074
Eicher Motors Ltd.	81,156	3,548,262
Hero MotoCorp Ltd.	76,607	2,723,148
Mahindra & Mahindra Ltd.	531,045	9,435,273
Maruti Suzuki India Ltd.	78,835	9,428,572
Tata Motors Ltd.(a)	1,044,123	7,609,920
		36,616,249
Banks — 26.7%
Axis Bank Ltd.	1,625,588	19,614,914
HDFC Bank Ltd.	2,620,122	54,374,874
ICICI Bank Ltd.	4,149,294	47,505,209
IndusInd Bank Ltd.	386,631	6,503,331
Kotak Mahindra Bank Ltd.	871,944	19,665,367
State Bank of India	2,276,149	15,941,936
		163,605,631
Chemicals — 2.2%
Asian Paints Ltd.	267,392	10,980,143
UPL Ltd.	298,285	2,505,024
		13,485,167
Construction & Engineering — 3.5%
Larsen & Toubro Ltd.	716,960	21,679,072
Construction Materials — 1.9%
Grasim Industries Ltd.	218,697	4,632,904
UltraTech Cement Ltd.	68,490	6,934,794
		11,567,698
Consumer Finance — 2.3%
Bajaj Finance Ltd.	158,128	13,849,796
Financial Services — 7.1%
Bajaj Finserv Ltd.	321,209	5,999,580
Housing Development Finance Corp. Ltd.	1,083,695	37,387,759
		43,387,339
Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	2,027,269	6,319,887
Food Products — 2.3%
Britannia Industries Ltd.	70,003	4,292,413
Nestle India Ltd.	21,159	5,913,165
Tata Consumer Products Ltd.	352,386	3,705,085
		13,910,663
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	59,588	3,709,185

Independent Power and Renewable Electricity Producers — 1.1%
NTPC Ltd.	2,819,426	6,511,709
Insurance — 1.5%
HDFC Life Insurance Co. Ltd.(b)	637,499	5,064,380
SBI Life Insurance Co. Ltd.(b)	266,340	4,249,173
		9,313,553
IT Services — 12.7%
HCL Technologies Ltd.	627,717	9,125,464
Infosys Ltd.	2,116,783	34,477,921
Tata Consultancy Services Ltd.	607,672	24,554,394
Tech Mahindra Ltd.	369,739	5,119,128
Wipro Ltd.	878,997	4,184,422
		77,461,329
Security	Shares	Value
Life Sciences Tools & Services — 0.5%
Divi's Laboratories Ltd.	75,234	$3,292,152
Metals & Mining — 2.7%
Hindalco Industries Ltd.	867,306	4,472,516
JSW Steel Ltd.	544,807	5,227,908
Tata Steel Ltd.	4,787,783	6,559,831
		16,260,255
Oil, Gas & Consumable Fuels — 12.0%
Bharat Petroleum Corp. Ltd.	570,933	2,540,597
Coal India Ltd.	1,352,439	3,815,335
Oil & Natural Gas Corp. Ltd.	2,314,291	4,529,926
Reliance Industries Ltd.	2,006,412	62,542,032
		73,427,890
Personal Care Products — 2.8%
Hindustan Unilever Ltd.	529,564	17,314,078
Pharmaceuticals — 2.7%
Cipla Ltd.	311,158	3,855,342
Dr. Reddy’s Laboratories Ltd.	72,110	4,541,488
Sun Pharmaceutical Industries Ltd.	640,393	8,216,228
		16,613,058
Textiles, Apparel & Luxury Goods — 1.5%
Titan Co. Ltd.	247,485	9,214,976
Tobacco — 4.7%
ITC Ltd.	5,233,632	28,858,331
Trading Companies & Distributors — 0.9%
Adani Enterprises Ltd.	182,562	5,333,301
Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	499,676	4,514,273
Wireless Telecommunication Services — 2.6%
Bharti Airtel Ltd.	1,489,496	15,977,349
Total Long-Term Investments — 100.0%
(Cost: $233,464,313)		612,222,941

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	7,530,000	7,530,000
Total Short-Term Securities — 1.2%
(Cost: $7,530,000)		7,530,000
Total Investments — 101.2%
(Cost: $240,994,313)		619,752,941
Liabilities in Excess of Other Assets — (1.2)%		(7,473,650)
Net Assets — 100.0%		$612,279,291

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF

June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$7,530,000	(a)	$—	$—	$—	$7,530,000	7,530,000	$106,340	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	1	07/27/23	$39	$666

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$612,222,941	$—	$612,222,941
Short-Term Securities
Money Market Funds	7,530,000	—	—	7,530,000
	$7,530,000	$612,222,941	$—	$619,752,941
Derivative Financial Instruments(a)
Assets
Equity Contracts	$666	$—	$—	$666

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2